Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from affiliates, net	$ 2,770		$ 2,770		$ 1,509
Total Management Fees
Related Party Transaction [Line Items]
Management fees	$ 1,596	$ 2,769	$ 6,098	$ 6,955